Organization - Additional Information (Detail) (Sales)	12 Months Ended
Dec. 31, 2013
Individual Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	99.00%
Accident and health
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%
Life
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%
Variable Annuity | Individual Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	99.80%
Fixed Annuities | Individual Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	0.20%